Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 28, 2012
Supplement [Text Block]	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Global Tax-Aware Equity Portfolios
Class A Shares and Institutional Shares of the

Goldman Sachs Enhanced Dividend Global Equity Portfolio
Goldman Sachs Tax-Advantaged Global Equity Portfolio
(the “Portfolios”)

Supplement dated May 1, 2013 to the
Prospectus dated December 28, 2012 (the “Prospectus”)

Effective May 1, 2013, the performance benchmark indices for the Portfolios will change as follows:

Portfolio	Current Benchmark Components/Indices	New Benchmark Components/Indices
Enhanced Dividend Global Equity Portfolio	▪ Barclays U.S. Aggregate Bond Index ▪ Morgan Stanley Capital International All Country World Index, ex North America ▪ Russell 3000 Index ▪ EDGE Composite Index	▪ Barclays U.S. Aggregate Bond Index ▪ Morgan Stanley Capital International All Country World Index IMI (Investable Market Index) ▪ EDGE Composite Index
Tax-Advantaged Global Equity Portfolio	▪ Barclays U.S. Aggregate Bond Index ▪ Morgan Stanley Capital International All Country World Index, ex North America ▪ Russell 3000 Index ▪ TAG Composite Index	▪ Barclays U.S. Aggregate Bond Index ▪ Morgan Stanley Capital International All Country World Index IMI (Investable Market Index) ▪ TAG Composite Index

Accordingly, the Prospectus is revised as follows, effective immediately:

The following replaces in its entirety the second sentence under "Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Performance":

Effective May 1, 2013, the components of the EDGE Composite Index changed from the Russell 3000 Index (60%), Morgan Stanley Capital International All Country World Index, ex North America (30%) and the Barclays U.S. Aggregate Bond Index (10%) to the Morgan Stanley Capital International All Country World Index IMI (Investable Market Index) ("MSCI ACWI IMI") (90%) and the Barclays U.S. Aggregate Bond Index (10%), and corresponding changes were made to the Portfolio's broad-based securities market indices. The Investment Adviser believes that these changes better reflect the strategic and tactical underlying allocations of the Portfolio and therefore provide more appropriate benchmarks against which to measure the Portfolio's performance.

The following replaces in its entirety the second sentence under "Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Performance":

Effective May 1, 2013, the components of the TAG Composite Index changed from the Russell 3000 Index (60%), Morgan Stanley Capital International All Country World Index, ex North America (30%) and the Barclays U.S. Aggregate Bond Index (10%) to the Morgan Stanley Capital International All Country World Index IMI (Investable Market Index) ("MSCI ACWI IMI") (90%) and the Barclays U.S. Aggregate Bond Index (10%), and corresponding changes were made to the Portfolio's broad-based securities market indices. The Investment Adviser believes that these changes better reflect the strategic and tactical underlying allocations of the Portfolio and therefore provide more appropriate benchmarks against which to measure the Portfolio's performance.
Goldman Sachs Enhanced Dividend Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Global Tax-Aware Equity Portfolios
Class A Shares and Institutional Shares of the

Goldman Sachs Enhanced Dividend Global Equity Portfolio
Goldman Sachs Tax-Advantaged Global Equity Portfolio
(the “Portfolios”)

Supplement dated May 1, 2013 to the
Prospectus dated December 28, 2012 (the “Prospectus”)

Effective May 1, 2013, the performance benchmark indices for the Portfolios will change as follows:

Portfolio	Current Benchmark Components/Indices	New Benchmark Components/Indices
Enhanced Dividend Global Equity Portfolio	▪ Barclays U.S. Aggregate Bond Index ▪ Morgan Stanley Capital International All Country World Index, ex North America ▪ Russell 3000 Index ▪ EDGE Composite Index	▪ Barclays U.S. Aggregate Bond Index ▪ Morgan Stanley Capital International All Country World Index IMI (Investable Market Index) ▪ EDGE Composite Index

Accordingly, the Prospectus is revised as follows, effective immediately:

The following replaces in its entirety the second sentence under "Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Performance":

Effective May 1, 2013, the components of the EDGE Composite Index changed from the Russell 3000 Index (60%), Morgan Stanley Capital International All Country World Index, ex North America (30%) and the Barclays U.S. Aggregate Bond Index (10%) to the Morgan Stanley Capital International All Country World Index IMI (Investable Market Index) ("MSCI ACWI IMI") (90%) and the Barclays U.S. Aggregate Bond Index (10%), and corresponding changes were made to the Portfolio's broad-based securities market indices. The Investment Adviser believes that these changes better reflect the strategic and tactical underlying allocations of the Portfolio and therefore provide more appropriate benchmarks against which to measure the Portfolio's performance.
Goldman Sachs Tax-Advantaged Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock
GOLDMAN SACHS TRUST

Goldman Sachs Global Tax-Aware Equity Portfolios
Class A Shares and Institutional Shares of the

Goldman Sachs Enhanced Dividend Global Equity Portfolio
Goldman Sachs Tax-Advantaged Global Equity Portfolio
(the “Portfolios”)

Supplement dated May 1, 2013 to the
Prospectus dated December 28, 2012 (the “Prospectus”)

Effective May 1, 2013, the performance benchmark indices for the Portfolios will change as follows:

Portfolio	Current Benchmark Components/Indices	New Benchmark Components/Indices
Tax-Advantaged Global Equity Portfolio	▪ Barclays U.S. Aggregate Bond Index ▪ Morgan Stanley Capital International All Country World Index, ex North America ▪ Russell 3000 Index ▪ TAG Composite Index	▪ Barclays U.S. Aggregate Bond Index ▪ Morgan Stanley Capital International All Country World Index IMI (Investable Market Index) ▪ TAG Composite Index

Accordingly, the Prospectus is revised as follows, effective immediately:

The following replaces in its entirety the second sentence under "Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Performance":

Effective May 1, 2013, the components of the TAG Composite Index changed from the Russell 3000 Index (60%), Morgan Stanley Capital International All Country World Index, ex North America (30%) and the Barclays U.S. Aggregate Bond Index (10%) to the Morgan Stanley Capital International All Country World Index IMI (Investable Market Index) ("MSCI ACWI IMI") (90%) and the Barclays U.S. Aggregate Bond Index (10%), and corresponding changes were made to the Portfolio's broad-based securities market indices. The Investment Adviser believes that these changes better reflect the strategic and tactical underlying allocations of the Portfolio and therefore provide more appropriate benchmarks against which to measure the Portfolio's performance.